Master Trust Investments - Summary of Net Assets, Including Investments, Receivables, and Liabilities, of Master Trust and Plan's Interest in Net Assets of Master Trust (Details) - EBP 010 - USD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 1,369,226	$ 1,303,068
Total investments at contract value	125,564	145,255
Net Master Trust assets	1,494,790	1,448,323
Master Trust Balances | Money Market Fund
EBP, Master Trust [Line Items]
Total investments at fair value	252	397
Master Trust Balances | Ashland Inc. Common Stock
EBP, Master Trust [Line Items]
Total investments at fair value	28,860	38,372
Master Trust Balances | Shares of Registered Investment Companies
EBP, Master Trust [Line Items]
Total investments at fair value	171,539	162,677
Master Trust Balances | Common/Collective Trusts
EBP, Master Trust [Line Items]
Total investments at fair value	1,164,998	1,099,829
Master Trust Balances | Stable Value Fund Money Market Fund
EBP, Master Trust [Line Items]
Total investments at fair value	3,577	1,793
Master Trust Balances | Stable Value Fund Investment Contracts
EBP, Master Trust [Line Items]
Total investments at contract value	125,564	145,255
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	1,217,361	1,167,462
Total investments at contract value	112,312	131,108
Net Master Trust assets	1,329,673	1,298,570
Plan's Interest in Master Trust Balances | Money Market Fund
EBP, Master Trust [Line Items]
Total investments at fair value	233	370
Plan's Interest in Master Trust Balances | Ashland Inc. Common Stock
EBP, Master Trust [Line Items]
Total investments at fair value	26,641	35,711
Plan's Interest in Master Trust Balances | Shares of Registered Investment Companies
EBP, Master Trust [Line Items]
Total investments at fair value	145,080	139,178
Plan's Interest in Master Trust Balances | Common/Collective Trusts
EBP, Master Trust [Line Items]
Total investments at fair value	1,042,208	990,585
Plan's Interest in Master Trust Balances | Stable Value Fund Money Market Fund
EBP, Master Trust [Line Items]
Total investments at fair value	3,199	1,618
Plan's Interest in Master Trust Balances | Stable Value Fund Investment Contracts
EBP, Master Trust [Line Items]
Total investments at contract value	$ 112,312	$ 131,108